Income taxes - Deferred tax assets and liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes [Line Items]
Deferred tax (expense) benefit	€ 823	€ (274)	€ (210)
Net deferred tax assets	1,835	2,556
Intangible assets
Income taxes [Line Items]
Deferred tax liability (asset), beginning balance	679	630
Deferred tax (expense) benefit	(333)	61
Other changes in deferred tax assets and liabilities	26	(12)
Deferred tax liability (asset), ending balance	373	679	630
Net deferred tax assets	533	826
Net deferred tax liabilities	(160)	(147)
Property, plant and equipment
Income taxes [Line Items]
Deferred tax liability (asset), beginning balance	(88)	(2)
Deferred tax (expense) benefit	25	18
Other changes in deferred tax assets and liabilities	(1)	(103)
Deferred tax liability (asset), ending balance	(64)	(88)	(2)
Net deferred tax assets	39	44
Net deferred tax liabilities	(103)	(132)
Inventories
Income taxes [Line Items]
Deferred tax liability (asset), beginning balance	360	464
Deferred tax (expense) benefit	(9)	(26)
Other changes in deferred tax assets and liabilities	13	(78)
Deferred tax liability (asset), ending balance	364	360	464
Net deferred tax assets	369	363
Net deferred tax liabilities	(5)	(2)
Other assets
Income taxes [Line Items]
Deferred tax liability (asset), beginning balance	184	44
Deferred tax (expense) benefit	(25)	20
Other changes in deferred tax assets and liabilities	(9)	120
Deferred tax liability (asset), ending balance	151	184	44
Net deferred tax assets	207	233
Net deferred tax liabilities	(56)	(48)
Pensions and other long-term employee benefits
Income taxes [Line Items]
Deferred tax liability (asset), beginning balance	193	153
Deferred tax (expense) benefit	(61)	69
Other changes in deferred tax assets and liabilities	20	(29)
Deferred tax liability (asset), ending balance	152	193	153
Net deferred tax assets	179	204
Net deferred tax liabilities	(27)	(11)
Other liabilities
Income taxes [Line Items]
Deferred tax liability (asset), beginning balance	496	483
Deferred tax (expense) benefit	(198)	(56)
Other changes in deferred tax assets and liabilities	20	69
Deferred tax liability (asset), ending balance	319	496	483
Net deferred tax assets	365	521
Net deferred tax liabilities	(47)	(25)
Deferred tax assets on tax loss carryforwards
Income taxes [Line Items]
Deferred tax liability (asset), beginning balance	730	586
Deferred tax (expense) benefit	(222)	188
Other changes in deferred tax assets and liabilities	33	(44)
Deferred tax liability (asset), ending balance	541	730	586
Net deferred tax assets	541	730
Set-off deferred tax positions
Income taxes [Line Items]
Net deferred tax assets	(317)	(294)
Net deferred tax liabilities	317	294
Net deferred tax assets
Income taxes [Line Items]
Deferred tax liability (asset), beginning balance	2,556	2,358
Deferred tax (expense) benefit	(823)	274
Other changes in deferred tax assets and liabilities	102	(77)
Deferred tax liability (asset), ending balance	1,835	2,556	€ 2,358
Net deferred tax assets	1,916	2,627
Net deferred tax liabilities	€ (81)	€ (71)